Leases - Disclosure of lease related income and expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest on lease liabilities		₩ (4,456)	₩ (4,085)
Income from sub-leasing right-of-use assets		896	1,079
Expenses relating to short-term leases	₩ (233)	(977)	(1,783)
Expenses relating to leases of low-value assets	₩ (262)	₩ (231)	₩ (1,188)